Schedule of trade and other receivables (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Trade And Other Receivables
Trade receivables, gross	$ 922,392	$ 917,411
Allowance for credit losses	(407,887)	(360,777)	$ (369,844)
Trade receivables	514,505	556,634
R&D tax incentive		524,901
Goods and services taxes	110,617	132,114
Services contracts	279,442	74,864
Other receivables	390,059	731,879
Trade and other receivables	$ 904,564	$ 1,288,513